Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income [Abstract]
Net (loss) profit for the year	$ (403,156)	$ 31,292	$ 23,549
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 23)	10,953	2,354	15,430
Revaluation surplus (Note 25)	314,436	379,420	(161,411)
Income tax on other comprehensive income	(97,617)	(114,532)	43,794
Total of other comprehensive income (loss) for the year	227,772	267,242	(102,187)
Comprehensive (loss) income for the year	(175,384)	298,534	(78,638)
Attributable to:
Non-controlling interest	(5,025)	(772)	4,543
Controlling interest	$ (170,359)	$ 299,306	$ (83,181)